UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-1018

Dreyfus Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

                        (INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
Dreyfus Mid-Cap Growth Fund
March 31, 2014 (Unaudited)

Common Stocks--98.2%	Shares		Value ($)
Automobiles & Components--1.5%
BorgWarner	36,080		2,217,838
Banks--3.3%
First Republic Bank	41,420		2,236,266
Prosperity Bancshares	39,150		2,589,772
			4,826,038
Capital Goods--14.3%
AMETEK	42,264		2,176,173
Donaldson	72,360		3,068,064
Hexcel	51,980	a	2,263,209
ITT	72,290		3,091,120
Jacobs Engineering Group	37,920	a	2,407,920
Owens Corning	56,740		2,449,466
Parker Hannifin	17,100		2,047,041
Sensata Technologies Holding	78,460	a	3,345,534
			20,848,527
Commercial & Professional Services--5.4%
Copart	73,090	a	2,659,745
IHS, Cl. A	23,850	a	2,897,775
Towers Watson & Co., Cl. A	20,030		2,284,422
			7,841,942
Consumer Durables & Apparel--8.2%
Jarden	41,750	a	2,497,902
Michael Kors Holdings	32,250	a	3,007,958
PVH	27,540		3,436,166
Ralph Lauren	18,530		2,982,033
			11,924,059
Consumer Services--1.5%
Starwood Hotels & Resorts
Worldwide	27,660	b	2,201,736
Diversified Financials--4.4%
Affiliated Managers Group	10,400	a	2,080,520
T. Rowe Price Group	26,610		2,191,334

Waddell & Reed Financial, Cl. A	30,370		2,235,839
			6,507,693
Energy--8.5%
Antero Resources	44,509		2,786,263
Concho Resources	19,450	a	2,382,625
Exterran Holdings	56,740		2,489,751
Helmerich & Payne	25,140		2,704,058
Range Resources	25,450		2,111,587
			12,474,284
Exchange-Traded Funds--2.0%
iShares Russell Mid-Cap Growth ETF	33,450		2,870,010
Food & Staples Retailing--2.2%
Whole Foods Market	63,320		3,210,957
Food, Beverage & Tobacco--1.5%
WhiteWave Foods, Cl. A	77,520	a	2,212,421
Health Care Equipment & Services--8.9%
AmerisourceBergen	36,870		2,418,303
Catamaran	62,218	a	2,784,878
Cooper	23,790		3,267,794
MEDNAX	36,160	a	2,241,197
Universal Health Services, Cl. B	28,270		2,320,119
			13,032,291
Materials--1.9%
Airgas	26,150		2,785,237
Media--3.4%
IMAX	92,960	a,c	2,540,597
Interpublic Group of Cos.	145,070		2,486,500
			5,027,097
Pharmaceuticals, Biotech & Life Sciences--6.0%
Alexion Pharmaceuticals	12,430	a	1,890,976
PAREXEL International	39,830	a	2,154,405
Perrigo Company	13,730		2,123,482
Salix Pharmaceuticals	25,680	a	2,660,705
			8,829,568
Real Estate--1.8%
CBRE Group, Cl. A	94,680	a	2,597,072
Retailing--5.6%
GNC Holdings, Cl. A	37,200		1,637,544

LKQ	75,110	a	1,979,149
Tiffany & Co.	24,810		2,137,382
Williams-Sonoma	37,450		2,495,668
			8,249,743
Semiconductors & Semiconductor Equipment--5.5%
Microchip Technology	67,780	c	3,237,173
Teradyne	122,060		2,427,773
Xilinx	43,050		2,336,324
			8,001,270
Software & Services--6.8%
ANSYS	27,060	a	2,084,161
Cognizant Technology Solutions,
Cl. A	42,540	a	2,152,949
Informatica	73,980	a	2,794,964
Synopsys	74,400	a	2,857,704
			9,889,778
Technology Hardware & Equipment--2.1%
Amphenol, Cl. A	33,000		3,024,450
Transportation--3.4%
J.B. Hunt Transport Services	38,210		2,748,063
Spirit Airlines	36,840	a	2,188,296
			4,936,359
Total Common Stocks
(cost $121,034,462)			143,508,370

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,125,244)	2,125,244	[d]	2,125,244
Investment of Cash Collateral for
Securities Loaned--3.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $5,043,129)	5,043,129	[d]	5,043,129
Total Investments (cost $128,202,835)	103.2%		150,676,743
Liabilities, Less Cash and Receivables	(3.2%)		(4,646,773)

Net Assets	100.0%	146,029,970
ETF--Exchange-Traded Fund

a Non-income producing security.
b Investment in real estate investment trust.
c Security, or portion thereof, on loan. At March 31, 2014, the value of the fund's securities on loan was $5,086,708 and the value of the collateral held by the fund was $5,079,981, consisting of cash collateral of $5,043,129 and U.S. Government and
Agency securities valued at $36,852.
d Investment in affiliated money market mutual fund.

At March 31, 2014, net unrealized appreciation on investments was $22,473,908 of which $23,150,759 related to appreciated investment securities and $676,851 related to depreciated investment securities. At March 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	14.3
Health Care Equipment & Services	8.9
Energy	8.5
Consumer Durables & Apparel	8.2
Software & Services	6.8
Pharmaceuticals, Biotech & Life Sciences	6.0
Retailing	5.6
Semiconductors & Semiconductor Equipment	5.5
Commercial & Professional Services	5.4
Money Market Investments	5.0
Diversified Financials	4.4
Media	3.4
Transportation	3.4
Banks	3.3
Food & Staples Retailing	2.2
Technology Hardware & Equipment	2.1
Exchange-Traded Funds	2.0
Materials	1.9
Real Estate	1.8
Automobiles & Components	1.5
Consumer Services	1.5
Food, Beverage & Tobacco	1.5

103.2
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	135,089,805	-	-	135,089,805
Equity Securities - Foreign Common Stocks+	5,548,555	-	-	5,548,555
Exchange-Traded Funds	2,870,010	-	-	2,870,010
Mutual Funds	7,168,373	-	-	7,168,373

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New
York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S.
Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of
New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 22, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	May 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)